Shareholder Fees - FidelityShort-TermBondFund-RetailPRO	Oct. 30, 2023 USD ($)
FidelityShort-TermBondFund-RetailPRO | Fidelity Short-Term Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none